Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Sep. 30, 2021	$ 1,500	$ 13,500	$ (442,883)	$ 1,042	$ (426,841)
Balance, shares at Sep. 30, 2021	15,000,000
Net income (loss)			800,563		800,563
Foreign currency translation adjustment				1,060	1,060
Balance at Sep. 30, 2022	$ 1,500	13,500	357,680	2,102	374,782
Balance, shares at Sep. 30, 2022	15,000,000
Net income (loss)			(1,291,229)		(1,291,229)
Foreign currency translation adjustment				861	861
Balance at Sep. 30, 2023	$ 1,500	13,500	(933,549)	2,963	(915,586)
Balance, shares at Sep. 30, 2023	15,000,000
Net income (loss)			(1,580,198)		(1,580,198)
Foreign currency translation adjustment				(9,847)	(9,847)
Issue of new shares	$ 221	7,791,368			7,791,589
Issue of new shares, shares	2,206,342
Balance at Sep. 30, 2024	$ 1,721	$ 7,804,868	$ (2,513,747)	$ (6,884)	$ 5,285,958
Balance, shares at Sep. 30, 2024	17,206,342